UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21735

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.4%

Security	Shares	Value
Aerospace & Defense — 1.3%
Boeing Co. (The)	13,686	$2,420,506
Northrop Grumman Corp.	25,030	5,953,135
Rockwell Collins, Inc.	32,746	3,181,602
Textron, Inc.	15,478	736,598

		$12,291,841

Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	10,409	$588,004

		$588,004

Airlines — 0.5%
Alaska Air Group, Inc.	10,000	$922,200
Southwest Airlines Co.	52,956	2,846,915
United Continental Holdings, Inc.(1)	15,000	1,059,600

		$4,828,715

Auto Components — 0.1%
Adient PLC	5,826	$423,375
Goodyear Tire & Rubber Co. (The)	17,041	613,476

		$1,036,851

Automobiles — 0.2%
Ford Motor Co.	41,101	$478,416
General Motors Co.	40,000	1,414,400

		$1,892,816

Banks — 3.6%
Bank of America Corp.	130,000	$3,066,700
Fifth Third Bancorp	90,126	2,289,200
Huntington Bancshares, Inc.	179,679	2,405,902
JPMorgan Chase & Co.	84,867	7,454,717
KeyCorp	38,413	682,983
M&T Bank Corp.	4,453	689,013
Regions Financial Corp.	413,924	6,014,316
SunTrust Banks, Inc.	49,905	2,759,747
Wells Fargo & Co.	111,947	6,230,970
Zions Bancorporation	37,204	1,562,568

		$33,156,116

Beverages — 1.4%
Coca-Cola Co. (The)	153,082	$6,496,800
PepsiCo, Inc.	56,435	6,312,819

		$12,809,619

Biotechnology — 5.6%
AbbVie, Inc.	6,412	$417,806
Amgen, Inc.	59,770	9,806,464
Biogen, Inc.(1)	35,831	9,796,912
Bioverativ, Inc.(1)	17,915	975,651

Security	Shares	Value
Celgene Corp.(1)	132,582	$16,497,178
Gilead Sciences, Inc.	210,061	14,267,343

		$51,761,354

Building Products — 0.2%
Allegion PLC	10,516	$796,061
Johnson Controls International PLC	15,000	631,800

		$1,427,861

Capital Markets — 2.5%
CME Group, Inc.	12,294	$1,460,527
Goldman Sachs Group, Inc. (The)	16,208	3,723,302
Invesco, Ltd.	25,937	794,450
Moody’s Corp.	45,252	5,070,034
Morgan Stanley	53,096	2,274,633
S&P Global, Inc.	37,507	4,903,665
State Street Corp.	33,478	2,665,183
T. Rowe Price Group, Inc.	23,664	1,612,702

		$22,504,496

Chemicals — 1.5%
AdvanSix, Inc.(1)	2,576	$70,376
Air Products and Chemicals, Inc.	13,083	1,769,999
E.I. du Pont de Nemours & Co.	47,601	3,823,788
Ingevity Corp.(1)	5,391	328,043
PPG Industries, Inc.	74,100	7,786,428

		$13,778,634

Commercial Services & Supplies — 0.1%
Waste Management, Inc.	8,835	$644,248

		$644,248

Communications Equipment — 1.9%
Brocade Communications Systems, Inc.	198,573	$2,478,191
Cisco Systems, Inc.	425,260	14,373,788
Harris Corp.	6,224	692,545

		$17,544,524

Consumer Finance — 1.2%
American Express Co.	50,565	$4,000,197
Capital One Financial Corp.	10,757	932,202
Discover Financial Services	92,596	6,332,640

		$11,265,039

Containers & Packaging — 0.2%
WestRock Co.	27,349	$1,422,969

		$1,422,969

Distributors — 0.2%
Genuine Parts Co.	19,047	$1,760,133

		$1,760,133

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	19,434	$3,239,259

		$3,239,259

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	122,541	$5,091,579
Verizon Communications, Inc.	145,422	7,089,322

		$12,180,901

Security	Shares	Value
Electric Utilities — 0.7%
American Electric Power Co., Inc.	16,075	$1,079,115
Edison International	62,309	4,960,419

		$6,039,534

Energy Equipment & Services — 0.5%
Halliburton Co.	92,888	$4,571,019

		$4,571,019

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	17,730	$2,154,904
Apartment Investment & Management Co., Class A	35,696	1,583,118
Simon Property Group, Inc.	38,580	6,636,917

		$10,374,939

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	26,000	$4,359,940
CVS Health Corp.	88,422	6,941,127
Kroger Co. (The)	75,174	2,216,881
Wal-Mart Stores, Inc.	10,000	720,800
Walgreens Boots Alliance, Inc.	8,000	664,400

		$14,903,148

Food Products — 2.2%
Conagra Brands, Inc.	48,260	$1,946,808
Hershey Co. (The)	11,826	1,291,991
Hormel Foods Corp.	21,160	732,771
Kraft Heinz Co. (The)	68,930	6,259,533
Lamb Weston Holdings, Inc.	16,086	676,577
Mondelez International, Inc., Class A	213,793	9,210,203

		$20,117,883

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	13,617	$604,731
Baxter International, Inc.	36,672	1,901,810
Edwards Lifesciences Corp.(1)	22,126	2,081,393
Intuitive Surgical, Inc.(1)	12,611	9,665,953
Stryker Corp.	33,820	4,452,403

		$18,706,290

Health Care Providers & Services — 1.6%
Cigna Corp.	36,534	$5,351,866
DaVita, Inc.(1)	11,550	785,054
McKesson Corp.	7,813	1,158,355
UnitedHealth Group, Inc.	46,743	7,666,319

		$14,961,594

Hotels, Restaurants & Leisure — 2.2%
ILG, Inc.	9,987	$209,327
Marriott International, Inc., Class A	98,709	9,296,414
McDonald’s Corp.	35,561	4,609,061
Yum China Holdings, Inc.(1)	37,349	1,015,893
Yum! Brands, Inc.	72,349	4,623,101

		$19,753,796

Household Durables — 0.2%
Whirlpool Corp.	8,566	$1,467,613

		$1,467,613

Security	Shares	Value
Household Products — 1.1%
Clorox Co. (The)	39,829	$5,370,144
Colgate-Palmolive Co.	31,592	2,312,218
Procter & Gamble Co. (The)	22,314	2,004,913

		$9,687,275

Industrial Conglomerates — 1.7%
3M Co.	11,474	$2,195,320
General Electric Co.	169,612	5,054,438
Honeywell International, Inc.	64,422	8,044,375

		$15,294,133

Insurance — 1.7%
Aon PLC	4,957	$588,346
Chubb, Ltd.	35,393	4,822,296
Marsh & McLennan Cos., Inc.	15,767	1,165,024
Travelers Cos., Inc. (The)	43,848	5,285,438
Unum Group	70,698	3,315,029

		$15,176,133

Internet & Direct Marketing Retail — 5.5%
Amazon.com, Inc.(1)	49,436	$43,826,991
Liberty Ventures, Series A(1)	11,445	509,074
Netflix, Inc.(1)	39,110	5,780,849

		$50,116,914

Internet Software & Services — 10.3%
Alphabet, Inc., Class A(1)	36,180	$30,673,404
Alphabet, Inc., Class C(1)	27,700	22,978,812
eBay, Inc.(1)	99,341	3,334,877
Facebook, Inc., Class A(1)	235,794	33,494,538
VeriSign, Inc.(1)	44,997	3,919,689

		$94,401,320

IT Services — 3.0%
Alliance Data Systems Corp.	7,945	$1,978,305
Cognizant Technology Solutions Corp., Class A(1)	143,537	8,543,322
Fidelity National Information Services, Inc.	69,262	5,514,640
International Business Machines Corp.	6,515	1,134,522
Mastercard, Inc., Class A	38,080	4,282,858
Visa, Inc., Class A	63,696	5,660,664

		$27,114,311

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	23,065	$1,339,154

		$1,339,154

Machinery — 1.6%
Caterpillar, Inc.	5,735	$531,979
Dover Corp.	32,893	2,642,952
Ingersoll-Rand PLC	31,550	2,565,646
Parker-Hannifin Corp.	14,287	2,290,492
Stanley Black & Decker, Inc.	51,390	6,828,189

		$14,859,258

Security	Shares	Value
Media — 4.8%
CBS Corp., Class B	88,076	$6,108,951
Comcast Corp., Class A	648,868	24,390,948
Walt Disney Co. (The)	119,119	13,506,904

		$44,006,803

Metals & Mining — 0.2%
Newmont Mining Corp.	25,563	$842,556
Nucor Corp.	23,005	1,373,859

		$2,216,415

Multi-Utilities — 0.9%
CMS Energy Corp.	177,055	$7,921,441

		$7,921,441

Multiline Retail — 0.6%
Macy’s, Inc.	81,687	$2,421,203
Nordstrom, Inc.	11,790	549,060
Target Corp.	45,187	2,493,871

		$5,464,134

Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp.	66,225	$7,110,578
EOG Resources, Inc.	32,900	3,209,395
Exxon Mobil Corp.	85,535	7,014,725
Kinder Morgan, Inc.	41,766	907,993
Murphy Oil Corp.	91,974	2,629,537
Occidental Petroleum Corp.	8,102	513,343
Phillips 66	57,101	4,523,541
Pioneer Natural Resources Co.	5,000	931,150
Williams Cos., Inc. (The)	37,548	1,111,045

		$27,951,307

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	72,774	$6,170,507

		$6,170,507

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	106,404	$5,786,249
Eli Lilly & Co.	12,046	1,013,189
Johnson & Johnson	43,189	5,379,190
Mallinckrodt PLC(1)	3,225	143,738
Merck & Co., Inc.	158,250	10,055,205
Pfizer, Inc.	242,074	8,281,352

		$30,658,923

Professional Services — 0.5%
Equifax, Inc.	15,738	$2,152,014
Nielsen Holdings PLC	8,843	365,304
Robert Half International, Inc.	51,102	2,495,311

		$5,012,629

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	24,669	$858,235

		$858,235

Security	Shares	Value
Road & Rail — 0.9%
CSX Corp.	20,000	$931,000
J.B. Hunt Transport Services, Inc.	7,328	672,271
Kansas City Southern	4,645	398,355
Norfolk Southern Corp.	9,503	1,064,051
Ryder System, Inc.	12,392	934,852
Union Pacific Corp.	37,756	3,999,116

		$7,999,645

Semiconductors & Semiconductor Equipment — 6.1%
Analog Devices, Inc.	56,522	$4,631,978
ASML Holding NV - NY Shares	16,394	2,177,123
Cypress Semiconductor Corp.	38,941	535,828
Intel Corp.	285,159	10,285,685
Microchip Technology, Inc.	30,000	2,213,400
NXP Semiconductors NV(1)	55,530	5,747,355
ON Semiconductor Corp.(1)	99,333	1,538,668
Qorvo, Inc.(1)	11,712	802,975
QUALCOMM, Inc.	183,978	10,549,298
Texas Instruments, Inc.	197,602	15,918,817
Versum Materials, Inc.(1)	6,541	200,155
Xperi Corp.	28,424	964,995

		$55,566,277

Software — 7.4%
Microsoft Corp.	807,830	$53,203,684
Oracle Corp.	259,569	11,579,373
Red Hat, Inc.(1)	28,914	2,501,061
salesforce.com, Inc.(1)	2,032	167,620

		$67,451,738

Specialty Retail — 1.9%
Advance Auto Parts, Inc.	26,636	$3,949,053
Best Buy Co., Inc.	28,506	1,401,070
Gap, Inc. (The)	35,268	856,660
Home Depot, Inc. (The)	58,008	8,517,314
Tiffany & Co.	28,579	2,723,579

		$17,447,676

Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	517,297	$74,314,887
Hewlett Packard Enterprise Co.	10,000	237,000

		$74,551,887

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	147,264	$8,207,023

		$8,207,023

Tobacco — 1.3%
Altria Group, Inc.	27,194	$1,942,196
Philip Morris International, Inc.	87,820	9,914,878

		$11,857,074

Security	Shares	Value
Trading Companies & Distributors — 0.4%
Fastenal Co.	79,244	$4,081,066

		$4,081,066

Total Common Stocks — 100.4% (identified cost $282,334,015)		$920,440,474

Call Options Written — (0.7)%

Exchange-Traded Options — (0.7)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
NASDAQ 100 Index	165	$5,380	4/7/17	$(1,050,225)
NASDAQ 100 Index	165	5,425	4/13/17	(669,075)
NASDAQ 100 Index	165	5,375	4/21/17	(1,458,600)
NASDAQ 100 Index	160	5,450	4/28/17	(955,200)
S&P 500 Index	185	2,385	4/3/17	(3,237)
S&P 500 Index	185	2,375	4/5/17	(44,400)
S&P 500 Index	185	2,380	4/7/17	(52,263)
S&P 500 Index	185	2,380	4/10/17	(70,300)
S&P 500 Index	185	2,380	4/12/17	(100,825)
S&P 500 Index	185	2,390	4/13/17	(65,675)
S&P 500 Index	185	2,380	4/17/17	(136,900)
S&P 500 Index	185	2,355	4/19/17	(408,850)
S&P 500 Index	185	2,365	4/21/17	(322,825)
S&P 500 Index	185	2,350	4/24/17	(573,500)
S&P 500 Index	185	2,365	4/26/17	(420,875)
S&P 500 Index	185	2,365	4/28/17	(443,075)

Total Call Options Written (premiums received $8,459,548)				$(6,775,825)

Other Assets, Less Liabilities — 0.3%				$2,662,913

Net Assets — 100.0%				$916,327,562

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

Written options activity for the fiscal year to date ended March 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,010	$8,516,631
Options written	9,495	26,748,748
Options terminated in closing purchase transactions	(6,150)	(16,261,709)
Options exercised	(1,595)	(6,668,898)
Options expired	(1,885)	(3,875,224)

Outstanding, end of period	2,875	$8,459,548

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $6,775,825.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$282,224,739

Gross unrealized appreciation	$638,227,148
Gross unrealized depreciation	(11,413)

Net unrealized appreciation	$638,215,735

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$920,440,474 *	$—	$—	$920,440,474
Total Investments	$920,440,474	$—	$—	$920,440,474

Liability Description
Call Options Written	$(6,775,825)	$—	$—	$(6,775,825)
Total	$(6,775,825)	$—	$—	$(6,775,825)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2017